Net loss per preferred and common unit (Tables) - Rubicon [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted

	Year ended December 31,
	2020	2019
Net loss attributable to common unit holders (in thousands)	$(58,583)	$(60,436)
Weighted-average units used in computing net loss per common unit, basic and diluted	32,426,264	31,788,163
Net loss per common unit, basic and diluted	$(1.81)	$(1.90)

Schedule of Earnings Per Share, Diluted

	As of December 31,
	2020	2019
Series E warrants issued and outstanding	1,084,725	1,084,725

Rubicon Technologies, LLC and Subsidiaries [Member]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net loss attributable to unitholders (in thousands)	$(18,128)	$(14,476)	$(42,831)	$(43,870)
Weighted-average units used in computing net loss per unit, basic and diluted	33,470,258	32,426,264	32,893,635	32,426,264
Net loss per preferred unit, basic and diluted	$(0.54)	$(0.45)	$(1.30)	$(1.35)
Net loss per common unit, basic and diluted	$(0.54)	$(0.45)	$(1.30)	$(1.35)

Schedule of Earnings Per Share, Diluted

	As of September 30, 2021	As of September 30, 2020
Series E warrants issued and outstanding	-	1,084,725